Inventories (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventories [Abstract]
Lubricants	$ 1,726	$ 1,985
Bunkers	0	1,628
Total	$ 1,726	$ 3,613